RELATED PARTY TRANSACTIONS - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Jun. 24, 2013	Jun. 23, 2013	Jun. 24, 2013	Jun. 24, 2013	Nov. 26, 2012	Dec. 31, 2013	Jul. 02, 2014	Feb. 28, 2011	Jun. 24, 2014 registration_right	Jan. 01, 2009	Jun. 20, 2011 registration_right	Jan. 08, 2014
Related Party Transaction [Line Items]
Number of securities called by warrants (in shares)								14,000,000
Merger agreement
Related Party Transaction [Line Items]
Preferred stock, dividends	$ 5,000
Shares issued in acquisition (in shares)	6,448,443
Former SAE Common Stockholders | Notes Payable
Related Party Transaction [Line Items]
Debt, principal amount	17,500		17,500	17,500
Former SAE Common Stockholders | CLCH
Related Party Transaction [Line Items]
Distributed dividends		2,923
Maximum credit line										3,000
Annual interest rate										8.50%
Number of registration rights									1
Former SAE Common Stockholders | CLCH | Notes Payable
Related Party Transaction [Line Items]
Debt, principal amount	17,500		17,500	17,500
Maximum credit line										3,000
Annual interest rate										8.50%
Former SAE Common Stockholders | CLCH | Merger agreement
Related Party Transaction [Line Items]
Preferred stock, dividends			5,000
Cash consideration			8,803
Former SAE Common Stockholders | CLCH | Merger agreement | Notes Payable
Related Party Transaction [Line Items]
Debt, principal amount	17,500		17,500	17,500
Former SAE Common Stockholders | Seismic
Related Party Transaction [Line Items]
Distributed dividends		5,009
Former SAE Common Stockholders | Seismic | Merger agreement
Related Party Transaction [Line Items]
Cash consideration			1,392
Former SAE Common Stockholders | Jeff Hastings
Related Party Transaction [Line Items]
Reimbursed out-of-pocket business expenses				192
Former SAE Common Stockholders | Brian A. Beatty
Related Party Transaction [Line Items]
Reimbursed out-of-pocket business expenses				69
Chief Financial Officer | Brent Whiteley
Related Party Transaction [Line Items]
Distributed dividends		442
Chief Financial Officer | Brent Whiteley | Restricted stock
Related Party Transaction [Line Items]
Restricted stock issued (in shares)					50,000
Chief Financial Officer | Brent Whiteley | Merger agreement
Related Party Transaction [Line Items]
Cash consideration			331
Shares issued in acquisition (in shares)			284,965
Chief Financial Officer | Brent Whiteley | Merger agreement | Restricted stock
Related Party Transaction [Line Items]
Restricted stock exchanged (in shares)			50,000
Executive Vice President-Operations | Mike Scott
Related Party Transaction [Line Items]
Distributed dividends		69
Executive Vice President-Operations | Mike Scott | Merger agreement
Related Party Transaction [Line Items]
Cash consideration			52
Executive Vice President-Marine | Darrin Silvernagle
Related Party Transaction [Line Items]
Distributed dividends		25
Executive Vice President-Marine | Darrin Silvernagle | Merger agreement
Related Party Transaction [Line Items]
Cash consideration			38
Initial Stockholders
Related Party Transaction [Line Items]
Reimbursed out-of-pocket business expenses			28
Number of registration rights									2
Affiliated Entity | Crescendo Advisors II, LLC
Related Party Transaction [Line Items]
General and administrative services						58
Affiliated Entity | Encompass and Seismic
Related Party Transaction [Line Items]
Leased equipment purchases						1,483
Directors
Related Party Transaction [Line Items]
Number of registration rights											3
Directors | Notes Payable
Related Party Transaction [Line Items]
Number of securities called by warrants (in shares)												100,000
Directors | Notes Payable | Warrant exchange
Related Party Transaction [Line Items]
Warrants authorized (in shares)												1,000,000
Directors | Eric S. Rosenfeld | Notes Payable
Related Party Transaction [Line Items]
Convertible promissory notes		300
Directors | David D. Sgro | Notes Payable
Related Party Transaction [Line Items]
Convertible promissory notes		200
Promissory note | Former SAE Common Stockholders | CLCH
Related Party Transaction [Line Items]
Principal and interest payment						53	9,873
Promissory note | Former SAE Common Stockholders | Seismic
Related Party Transaction [Line Items]
Principal and interest payment							3,581
Promissory note | Chief Financial Officer | Brent Whiteley
Related Party Transaction [Line Items]
Principal and interest payment							853
Promissory note | Executive Vice President-Operations | Mike Scott
Related Party Transaction [Line Items]
Principal and interest payment							127
Promissory note | Executive Vice President-Marine | Darrin Silvernagle
Related Party Transaction [Line Items]
Principal and interest payment							$ 93